Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 4,138	$ 3,868	$ 1,627
Cost of revenues	1,943	1,424	1,103
Gross profit	2,195	2,444	524
Research and development expenses	5,877	3,809	3,001
Sales and marketing expenses	1,917	1,063	1,035
General and administrative expenses	4,125	1,714	1,272
Operating loss	9,724	4,142	4,784
Financial expenses (income), net	171	(412)	(233)
Net loss and comprehensive loss	$ 9,895	$ 3,730	$ 4,551
Basic and diluted net loss per share (in Dollars per share)	$ 0.35	$ 0.22	$ 0.33
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in Shares)	28,548,676	17,128,903	13,621,285